Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
CURRENT ASSETS:
Cash	$ 4,819,639	$ 2,475,538
Accounts receivable, net	107,305,580	105,359,841
Merchandise inventories, net	4,370,803	4,413,880
Compensation receivable for consumption tax, current, net	7,178,775	7,133,470
Prepaid expenses and other current assets, net	13,542,183	2,748,682
TOTAL CURRENT ASSETS	137,218,305	122,166,877
Property and equipment, net	10,763,020	9,013,827
Operating lease right-of-use assets	6,031,284	3,979,727
Compensation receivable for consumption tax, non-current, net	2,039,840	2,721,034
Long-term prepaid expenses and other non-current assets, net	1,777,736	4,115,694
TOTAL ASSETS	157,830,185	141,997,159
CURRENT LIABILITIES:
Short-term borrowings	57,903,207	53,234,650
Current portion of long-term borrowings	706,531	1,730,796
Accounts payable	25,057,104	24,392,029
Deferred revenue	8,027,153	55,093
Taxes payable	349,671	9,357,482
Operating lease liabilities, current	2,068,399	1,523,222
Finance lease liabilities, current	138,180	170,553
Warrants liabilities	2,502,718	441,104
Other payables and other current liabilities	1,998,713	2,167,320
TOTAL CURRENT LIABILITIES	101,457,942	93,414,733
Operating lease liabilities, non-current	4,003,366	2,488,823
Finance lease liabilities, non-current	119,068	263,571
Long-term borrowings	6,501,772	5,636,960
Other non-current liabilities	1,470,135	1,934,927
Deferred tax liabilities, net	1,263,872	2,215,361
TOTAL LIABILITIES	114,816,155	105,954,375
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value,100,000,000 shares authorized; 42,327,806 shares and 42,220,206 shares issued and outstanding as of March 31, 2025 and 2024, respectively	81,150	16,716,839
Capital reserve	26,946,116	10,262,191
Retained earnings	27,695,268	21,056,780
Accumulated other comprehensive loss	(11,708,504)	(11,993,026)
TOTAL SHAREHOLDERS’ EQUITY	43,014,030	36,042,784
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	157,830,185	141,997,159
Related Party
CURRENT ASSETS:
Accounts receivable - related parties, net	117	25,704
Due from related parties	1,208	9,762
CURRENT LIABILITIES:
Accounts payable - related parties	2,678,588	299,541
Due to related parties	$ 27,678	$ 42,943